SEGMENTS (Details 2) (Accounts receivable, Credit concentration)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Accounts receivable | Credit concentration
Concentration of credit risk
Number of customers	0	1	0